Revenue - Summary of Contract Liabilities (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Contract with Customer, Liability [Abstract]
Contract liabilities - beginning of period	$ 0	$ 2,608
Increases net of amounts recognized as revenue during the period	2,608	8,622
Revenue recognized, included in the contract liability balance in the beginning of the period	0	0
Contract liabilities - end of period	$ 2,608	$ 11,230